Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.7%
Cayman Islands - 0.1%
LFT CRE Ltd.
Series 2021-FL1, Class C,
1-Month LIBOR + 1.95%, 4.77% (A), 06/15/2039 (B)	$ 1,420,000	$ 1,360,551

United States - 0.6%
American Homes 4 Rent Trust
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	215,622	206,454
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023	951,929	945,741
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X,
3-Month LIBOR + 3.00%, 6.64% (A), 03/24/2023 (B)	943,768	943,767
COOF Securitization Trust Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.33% (A), 06/25/2040 (B)	67,518	3,502
CoreVest American Finance Ltd.
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	582,688	549,610
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024 (C)	45,429	44,974
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	757	689
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.83% (A), 08/25/2038 (B)	249,327	3,853
Series 2013-2, Class A,
1.80% (A), 03/25/2039 (B)	254,339	8,944
Series 2014-2, Class A,
3.06% (A), 04/25/2040 (B)	117,326	6,054
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	1,997,508	1,746,138
Series 2021-FNT2, Class A,
3.23%, 05/25/2026 (B)	865,644	762,934
P4 SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D)	1,000,000	1,000,000
SART
Series 2018-1,
4.75%, 06/15/2025	366,437	361,490
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (B)	59,317	59,285

		6,643,435

Total Asset-Backed Securities (Cost $8,724,679)		8,003,986

	Principal	Value
CORPORATE DEBT SECURITIES - 20.8%
Australia - 0.2%
Commonwealth Bank of Australia
3.78%, 03/14/2032 (B) (E)	$ 375,000	$ 298,710
National Australia Bank Ltd.
2.33%, 08/21/2030 (B)	415,000	308,875
Santos Finance Ltd.
3.65%, 04/29/2031 (B)	417,000	323,921
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (A), 11/15/2035	331,000	243,301
Fixed until 11/18/2031, 3.02% (A), 11/18/2036	362,000	264,667
Fixed until 08/10/2032, 5.41% (A), 08/10/2033	545,000	488,513

		1,927,987

Bermuda - 0.0% (F)
Triton Container International Ltd.
1.15%, 06/07/2024 (B)	321,000	292,429

Canada - 0.6%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	888,340	795,355
Bank of Montreal
4.70%, 09/14/2027	585,000	564,779
Bank of Nova Scotia
Fixed until 10/27/2026, 3.63% (A), 10/27/2081	200,000	145,000
Fixed until 02/04/2032, 4.59% (A), 05/04/2037	240,000	201,137
Barrick Gold Corp.
6.45%, 10/15/2035	74,000	75,838
Canadian Imperial Bank of Commerce
3.95%, 08/04/2025	1,025,000	990,197
Canadian Pacific Railway Co.
2.05%, 03/05/2030	523,000	418,904
3.10%, 12/02/2051	167,000	109,645
Enbridge, Inc.
3-Month SOFR + 0.63%, 3.30% (A), 02/16/2024	313,000	309,664
Fortis, Inc.
3.06%, 10/04/2026	858,000	780,640
Rogers Communications, Inc.
3.80%, 03/15/2032 (B)	685,000	589,628
Suncor Energy, Inc.
7.88%, 06/15/2026	61,000	65,621
Teck Resources Ltd.
5.40%, 02/01/2043	104,000	84,353
Toronto-Dominion Bank
4.69%, 09/15/2027	1,210,000	1,168,937
TransCanada PipeLines Ltd.
2.50%, 10/12/2031	365,000	279,276
4.63%, 03/01/2034	609,000	533,098

		7,112,072

Cayman Islands - 0.3%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	283,000	237,937
2.88%, 02/15/2025 (B)	1,492,000	1,349,837
3.95%, 07/01/2024 (B)	717,000	678,448

Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (B)	$ 200,000	$ 199,792
Vale Overseas Ltd.
3.75%, 07/08/2030	803,000	648,390

		3,114,404

Colombia - 0.0% (F)
Ecopetrol SA
4.13%, 01/16/2025	99,000	90,833
5.38%, 06/26/2026	108,000	97,740

		188,573

Denmark - 0.1%
Danske Bank AS
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	564,000	524,481
Fixed until 04/01/2027, 4.30% (A), 04/01/2028 (B)	225,000	200,414
5.38%, 01/12/2024 (B)	430,000	427,662

		1,152,557

Finland - 0.1%
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (A), 09/13/2033 (B)	270,000	241,803
4.75%, 09/22/2025 (B)	1,385,000	1,362,746

		1,604,549

France - 0.5%
BPCE SA
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	935,000	812,151
3.38%, 12/02/2026	270,000	248,907
5.15%, 07/21/2024 (B)	715,000	697,284
Credit Agricole SA
3.25%, 10/04/2024 (B)	405,000	386,657
Fixed until 12/23/2025 (G), 8.13% (A) (B)	200,000	192,510
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	1,400,000	1,185,109
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B)	700,000	582,985
2.63%, 10/16/2024 (B)	734,000	688,191
Fixed until 01/19/2027, 2.80% (A), 01/19/2028 (B)	700,000	590,362
TotalEnergies Capital International SA
2.99%, 06/29/2041	572,000	407,826
3.13%, 05/29/2050	93,000	64,013

		5,855,995

Germany - 0.2%
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	450,000	382,151
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	1,020,000	972,397
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	460,000	373,289

		1,727,837

Hong Kong - 0.0% (F)
AIA Group Ltd.
3.60%, 04/09/2029 (B)	265,000	242,008

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	$ 184,000	$ 155,285
3.00%, 10/29/2028	1,020,000	820,166
3.50%, 01/15/2025	345,000	324,251
3.88%, 01/23/2028	150,000	129,531
AIB Group PLC
Fixed until 04/10/2024, 4.26% (A), 04/10/2025 (B)	828,000	793,838
Bank of Ireland Group PLC
Fixed until 09/16/2025, 6.25% (A), 09/16/2026 (B)	330,000	322,929
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	408,000	366,214

		2,912,214

Italy - 0.1%
Eni SpA
4.25%, 05/09/2029 (B)	206,000	185,633
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	310,000	184,105
UniCredit SpA
Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	480,000	391,883

		761,621

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc.
Fixed until 07/20/2026, 1.54% (A), 07/20/2027	760,000	648,035
Fixed until 10/13/2026, 1.64% (A), 10/13/2027	615,000	521,422
Fixed until 07/20/2027, 5.02% (A), 07/20/2028 (E)	620,000	595,295
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	882,000	800,148
Nomura Holdings, Inc.
1.85%, 07/16/2025	415,000	374,486
NTT Finance Corp.
4.37%, 07/27/2027 (B)	205,000	198,923
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	1,340,000	1,058,820
5.00%, 11/26/2028	660,000	639,230

		4,836,359

Jersey, Channel Islands - 0.0% (F)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	289,959	220,062

Mexico - 0.1%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	147,236
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	190,000	130,879

Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	$ 200,000	$ 124,940
Petroleos Mexicanos
6.50%, 03/13/2027	265,000	221,937

		624,992

Multi-National - 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 01/15/2027	854,000	785,907
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.75%, 04/01/2033 (B)	580,000	524,900
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	441,000	331,266
3.25%, 05/11/2041	223,000	146,279
3.40%, 05/01/2030	149,000	124,127
4.40%, 06/01/2027	150,000	141,557

		2,054,036

Netherlands - 0.4%
Cooperatieve Rabobank UA
3.75%, 07/21/2026	960,000	884,689
EDP Finance BV
1.71%, 01/24/2028 (B)	1,015,000	822,934
Enel Finance International NV
1.88%, 07/12/2028 (B)	200,000	155,550
2.25%, 07/12/2031 (B)	200,000	138,743
4.63%, 06/15/2027 (B)	1,000,000	929,549
5.00%, 06/15/2032 (B)	610,000	520,269
Shell International Finance BV
2.75%, 04/06/2030	607,000	518,030
3.63%, 08/21/2042	112,000	86,594
4.55%, 08/12/2043	17,000	14,733

		4,071,091

Norway - 0.1%
Aker BP ASA
3.10%, 07/15/2031 (B)	930,000	727,806

Panama - 0.0% (F)
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	220,141

Republic of Korea - 0.1%
Kia Corp.
1.75%, 10/16/2026 (B)	220,000	189,722
3.25%, 04/21/2026 (B)	440,000	406,034

		595,756

Saudi Arabia - 0.0% (F)
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	200,000	179,933

Singapore - 0.0% (F)
BOC Aviation Ltd.
3.50%, 10/10/2024 (B)	200,000	192,681

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/2025	200,000	176,088
Banco Santander SA
Fixed until 06/30/2023, 0.70% (A), 06/30/2024	800,000	768,298
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	600,000	496,564
5.15%, 08/18/2025	800,000	776,345
5.29%, 08/18/2027	1,200,000	1,130,860

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Spain (continued)
Telefonica Emisiones SA
4.67%, 03/06/2038	$ 730,000	$ 564,281

		3,912,436

Switzerland - 0.6%
Credit Suisse AG
5.00%, 07/09/2027	550,000	507,841
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (A), 09/11/2025 (B)	690,000	627,264
Fixed until 05/14/2031, 3.09% (A), 05/14/2032 (B)	260,000	182,300
3.75%, 03/26/2025	350,000	326,087
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	797,000	781,247
Fixed until 08/11/2027, 6.44% (A), 08/11/2028 (B)	355,000	330,278
UBS Group AG
Fixed until 01/30/2026, 1.36% (A), 01/30/2027 (B)	340,000	290,769
Fixed until 02/11/2032, 2.75% (A), 02/11/2033 (B)	430,000	319,308
4.13%, 09/24/2025 (B)	340,000	324,709
Fixed until 05/12/2025, 4.49% (A), 05/12/2026 (B)	250,000	240,982
Fixed until 08/05/2024, 4.49% (A), 08/05/2025 (B)	1,430,000	1,395,448
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	857,000	812,741

		6,138,974

United Kingdom - 1.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	250,000	228,751
AstraZeneca PLC
1.38%, 08/06/2030	713,000	550,042
6.45%, 09/15/2037	112,000	120,611
BAE Systems PLC
3.40%, 04/15/2030 (B)	661,000	572,085
Barclays PLC
Fixed until 05/07/2024, 3.93% (A), 05/07/2025	680,000	654,130
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	1,242,000	1,193,393
BAT International Finance PLC
4.45%, 03/16/2028	690,000	615,282
BP Capital Markets PLC
Fixed until 06/22/2025 (G), 4.38% (A)	71,000	65,675
HSBC Holdings PLC
Fixed until 05/24/2024, 0.98% (A), 05/24/2025	360,000	330,831
Fixed until 08/17/2028, 2.21% (A), 08/17/2029	830,000	642,561
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	590,000	496,128
Fixed until 03/10/2025, 3.00% (A), 03/10/2026	610,000	564,085
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	500,000	451,330
Fixed until 09/12/2025, 4.29% (A), 09/12/2026	1,309,000	1,234,749
Fixed until 06/09/2027, 4.76% (A), 06/09/2028	575,000	528,593

Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Holdings PLC (continued)
Fixed until 08/11/2027, 5.21% (A), 08/11/2028	$ 600,000	$ 561,179
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	736,000	654,155
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	404,000	386,527
3.50%, 07/26/2026 (B)	612,000	554,751
Nationwide Building Society
3.90%, 07/21/2025 (B)	630,000	599,244
NatWest Group PLC
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	1,110,000	1,079,429
Royalty Pharma PLC
3.35%, 09/02/2051	279,000	168,293
Santander UK Group Holdings PLC
Fixed until 03/15/2024, 1.09% (A), 03/15/2025	990,000	914,238
Standard Chartered PLC
Fixed until 10/14/2022, 1.32% (A), 10/14/2023 (B)	505,000	504,498
Fixed until 01/30/2025, 2.82% (A), 01/30/2026 (B)	985,000	905,686

		14,576,246

United States - 14.7%
7-Eleven, Inc.
2.50%, 02/10/2041 (B)	259,000	160,659
2.80%, 02/10/2051 (B)	307,000	178,879
AbbVie, Inc.
4.05%, 11/21/2039	1,100,000	887,308
4.40%, 11/06/2042	214,000	177,459
4.45%, 05/14/2046	323,000	262,536
4.50%, 05/14/2035	186,000	165,563
Activision Blizzard, Inc.
1.35%, 09/15/2030	279,000	211,650
2.50%, 09/15/2050	682,000	412,848
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	175,000	158,524
4.39%, 06/01/2052 (E)	65,000	54,962
AEP Texas, Inc.
4.70%, 05/15/2032	190,000	174,219
AEP Transmission Co. LLC
2.75%, 08/15/2051	172,000	107,485
AES Corp.
1.38%, 01/15/2026	260,000	224,044
3.30%, 07/15/2025 (B)	228,000	210,246
3.95%, 07/15/2030 (B)	183,000	156,703
Aetna, Inc.
3.88%, 08/15/2047	235,000	172,835
4.13%, 11/15/2042	310,000	238,227
Air Lease Corp.
2.88%, 01/15/2026	390,000	349,208
3.25%, 03/01/2025	413,000	386,886
3.38%, 07/01/2025	195,000	181,739
Albemarle Corp.
4.65%, 06/01/2027	53,000	50,826
5.05%, 06/01/2032	54,000	50,016
Alexander Funding Trust
1.84%, 11/15/2023 (B)	1,547,000	1,447,738
Alliant Energy Finance LLC
1.40%, 03/15/2026 (B)	90,000	76,792
Altria Group, Inc.
2.45%, 02/04/2032	850,000	602,225
3.40%, 02/04/2041	163,000	102,796
3.88%, 09/16/2046	61,000	38,575

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Amazon.com, Inc.
2.50%, 06/03/2050	$ 167,000	$ 104,282
2.70%, 06/03/2060	172,000	101,473
3.10%, 05/12/2051	237,000	165,225
3.60%, 04/13/2032	345,000	313,553
3.88%, 08/22/2037	784,000	681,040
3.95%, 04/13/2052	165,000	135,357
Ameren Corp.
1.75%, 03/15/2028	158,000	130,490
3.50%, 01/15/2031	169,000	145,060
America Movil SAB de CV
3.63%, 04/22/2029	570,000	512,320
American Airlines Pass-Through Trust
3.95%, 01/11/2032	56,000	45,448
4.10%, 07/15/2029	108,583	84,192
American Express Co.
Fixed until 08/03/2032, 4.42% (A), 08/03/2033	285,000	258,255
American Tower Corp.
2.75%, 01/15/2027	609,000	538,765
American Transmission Systems, Inc.
2.65%, 01/15/2032 (B)	362,000	284,045
American Water Capital Corp.
4.00%, 12/01/2046	66,000	51,499
Amgen, Inc.
2.45%, 02/21/2030	290,000	239,211
2.80%, 08/15/2041	450,000	307,198
3.00%, 01/15/2052	240,000	150,785
3.15%, 02/21/2040	393,000	283,783
4.20%, 03/01/2033 - 02/22/2052	305,000	254,272
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,350,000	1,218,469
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/2043	149,000	115,471
4.63%, 02/01/2044	42,000	34,831
4.70%, 02/01/2036	229,000	206,688
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	195,000	165,179
4.38%, 04/15/2038	366,000	312,551
4.50%, 06/01/2050	447,000	367,353
4.60%, 04/15/2048	184,000	152,398
Appalachian Power Co.
5.80%, 10/01/2035	14,000	13,651
Apple, Inc.
2.38%, 02/08/2041	228,000	157,836
2.65%, 05/11/2050	138,000	90,588
2.70%, 08/05/2051	473,000	312,256
2.80%, 02/08/2061	70,000	43,586
2.95%, 09/11/2049	515,000	358,519
3.35%, 08/08/2032 (E)	310,000	275,956
3.95%, 08/08/2052	160,000	133,632
Arizona Public Service Co.
5.05%, 09/01/2041	21,000	18,086
AT&T, Inc.
2.55%, 12/01/2033	1,206,000	892,356
3.55%, 09/15/2055	620,000	406,655
3.65%, 09/15/2059	673,000	436,107
4.30%, 02/15/2030	311,000	283,652
Atmos Energy Corp.
3.00%, 06/15/2027	167,000	153,253
5.45%, 10/15/2032	40,000	40,460
5.75%, 10/15/2052	260,000	259,530
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	158,000	132,671
5.50%, 12/15/2024 (B)	417,000	403,804

Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031	$ 297,000	$ 221,032
Fixed until 10/24/2030, 1.92% (A), 10/24/2031	297,000	219,271
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	339,000	275,639
Fixed until 07/21/2031, 2.30% (A), 07/21/2032	975,000	727,636
Fixed until 02/04/2027, 2.55% (A), 02/04/2028	480,000	417,810
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	623,000	476,265
Fixed until 03/11/2031, 2.65% (A), 03/11/2032	188,000	146,161
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	181,000	116,918
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	864,000	672,998
Fixed until 10/22/2029, 2.88% (A), 10/22/2030	1,519,000	1,245,351
Fixed until 10/01/2024, 3.09% (A), 10/01/2025	150,000	142,528
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,481,000	1,314,234
Fixed until 07/21/2027, 3.59% (A), 07/21/2028	228,000	206,018
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	802,000	730,096
Fixed until 01/20/2027, 3.82% (A), 01/20/2028	2,039,000	1,877,571
Fixed until 07/22/2025, 4.83% (A), 07/22/2026	410,000	400,366
Fixed until 07/22/2032, 5.02% (A), 07/22/2033	155,000	144,013
BAT Capital Corp.
3.56%, 08/15/2027	765,000	671,636
4.39%, 08/15/2037	710,000	506,206
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053 (B)	86,000	72,420
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	227,000	145,945
2.88%, 03/15/2032	280,000	235,250
3.85%, 03/15/2052	510,000	389,712
4.20%, 08/15/2048	80,000	66,358
Biogen, Inc.
2.25%, 05/01/2030 (E)	98,000	77,141
Boeing Co.
2.20%, 02/04/2026	980,000	871,361
2.25%, 06/15/2026	186,000	163,530
3.25%, 02/01/2035	84,000	59,381
3.60%, 05/01/2034	265,000	198,632
3.63%, 02/01/2031	24,000	19,913
3.95%, 08/01/2059	651,000	404,706
5.81%, 05/01/2050	181,000	157,656
Boston Gas Co.
3.00%, 08/01/2029 (B)	307,000	257,929
4.49%, 02/15/2042 (B)	13,000	10,410
BP Capital Markets America, Inc.
2.72%, 01/12/2032	277,000	224,927
2.77%, 11/10/2050	223,000	138,507
2.94%, 06/04/2051 (E)	250,000	158,798
3.00%, 02/24/2050	151,000	97,978
3.54%, 04/06/2027	46,000	43,018
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	80,000	53,401
2.55%, 11/13/2050	874,000	538,597
3.70%, 03/15/2052	280,000	214,357

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	$ 288,000	$ 229,216
4.15%, 04/01/2045	74,000	60,568
4.38%, 09/01/2042	74,000	63,582
4.45%, 01/15/2053	410,000	355,381
Capital One Financial Corp.
Fixed until 03/03/2025, 2.64% (A), 03/03/2026	490,000	455,344
Fixed until 03/01/2029, 3.27% (A), 03/01/2030	595,000	497,723
Celanese US Holdings LLC
6.05%, 03/15/2025	230,000	224,770
CenterPoint Energy, Inc.
2.65%, 06/01/2031	530,000	423,149
2.95%, 03/01/2030	159,000	133,354
Fixed until 09/01/2023 (G), 6.13% (A) (E)	260,000	244,875
CF Industries, Inc.
5.15%, 03/15/2034	617,000	554,360
5.38%, 03/15/2044	27,000	22,948
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029	350,000	273,126
3.50%, 06/01/2041 - 03/01/2042	419,000	266,385
3.70%, 04/01/2051	640,000	387,926
3.90%, 06/01/2052	139,000	86,068
6.38%, 10/23/2035	84,000	76,994
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	1,287,000	1,246,655
Cheniere Energy Partners LP
3.25%, 01/31/2032	309,000	240,025
4.50%, 10/01/2029	93,000	82,073
Chevron USA, Inc.
2.34%, 08/12/2050	203,000	123,935
Cigna Corp.
3.40%, 03/15/2050	63,000	42,609
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (A), 06/09/2027	897,000	763,994
Fixed until 01/25/2025, 2.01% (A), 01/25/2026	836,000	768,328
Fixed until 06/03/2030, 2.57% (A), 06/03/2031	283,000	222,495
Fixed until 11/05/2029, 2.98% (A), 11/05/2030	716,000	588,233
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	1,708,000	1,525,365
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	948,000	853,861
Fixed until 05/24/2027, 4.66% (A), 05/24/2028	370,000	352,209
5.30%, 05/06/2044	19,000	16,559
5.61%, 09/29/2026	1,004,000	998,683
Coca-Cola Co.
1.38%, 03/15/2031	265,000	201,973
2.60%, 06/01/2050	205,000	131,918
3.00%, 03/05/2051	204,000	142,423
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	163,000	150,597
Comcast Corp.
2.45%, 08/15/2052 (E)	352,000	199,498
2.65%, 02/01/2030	300,000	251,391
2.80%, 01/15/2051	37,000	22,527
2.89%, 11/01/2051	291,000	182,263
2.94%, 11/01/2056	718,000	428,629
3.20%, 07/15/2036	493,000	380,956
3.75%, 04/01/2040	209,000	164,322

Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Comcast Corp. (continued)
4.20%, 08/15/2034	$ 251,000	$ 219,742
Commonwealth Edison Co.
3.65%, 06/15/2046	158,000	118,595
3.70%, 03/01/2045	28,000	21,023
4.70%, 01/15/2044	121,000	106,744
Connecticut Light & Power Co.
4.30%, 04/15/2044	227,000	191,176
ConocoPhillips Co.
4.03%, 03/15/2062 (B)	221,000	167,006
Constellation Brands, Inc.
3.15%, 08/01/2029	364,000	312,581
Constellation Energy Generation LLC
5.60%, 06/15/2042	386,000	346,051
Continental Resources, Inc.
2.27%, 11/15/2026 (B)	330,000	281,607
Corebridge Financial, Inc.
3.65%, 04/05/2027 (B)	330,000	301,507
Corporate Office Properties LP
2.00%, 01/15/2029	177,000	133,188
2.75%, 04/15/2031	413,000	303,444
Coterra Energy, Inc.
3.90%, 05/15/2027 (B)	372,000	344,862
Cox Communications, Inc.
4.80%, 02/01/2035 (B)	214,000	188,107
CSX Corp.
2.50%, 05/15/2051	479,000	286,747
6.00%, 10/01/2036	46,000	46,748
CVS Health Corp.
1.75%, 08/21/2030	251,000	191,422
2.70%, 08/21/2040	708,000	464,779
3.25%, 08/15/2029	195,000	170,580
5.05%, 03/25/2048	210,000	184,237
CVS Pass-Through Trust
6.20%, 10/10/2025 (B)	39,988	40,083
Danaher Corp.
2.80%, 12/10/2051	391,000	248,322
Dell International LLC / EMC Corp.
3.38%, 12/15/2041 (B)	235,000	144,867
5.30%, 10/01/2029	376,000	350,141
Delmarva Power & Light Co.
4.00%, 06/01/2042	37,000	28,842
Devon Energy Corp.
4.50%, 01/15/2030	747,000	679,678
5.88%, 06/15/2028	141,000	140,828
Diamondback Energy, Inc.
3.13%, 03/24/2031	566,000	458,902
3.50%, 12/01/2029	204,000	176,015
Discovery Communications LLC
3.63%, 05/15/2030	75,000	61,569
3.95%, 03/20/2028	572,000	501,671
4.00%, 09/15/2055	121,000	71,340
4.95%, 05/15/2042	23,000	16,752
Dominion Energy, Inc.
5.25%, 08/01/2033	65,000	61,685
DTE Electric Co.
3.70%, 03/15/2045	86,000	66,319
Duke Energy Carolinas LLC
2.55%, 04/15/2031	251,000	205,919
4.00%, 09/30/2042	200,000	160,850
Duke Energy Florida LLC
1.75%, 06/15/2030	240,000	187,543
2.40%, 12/15/2031	641,000	509,146
3.40%, 10/01/2046	288,000	202,962
Duke Energy Indiana LLC
2.75%, 04/01/2050	468,000	290,648
3.75%, 05/15/2046	209,000	156,618

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Ohio, Inc.
4.30%, 02/01/2049	$ 28,000	$ 22,614
Duke Energy Progress LLC
2.90%, 08/15/2051	302,000	196,070
3.40%, 04/01/2032	180,000	154,187
4.00%, 04/01/2052	40,000	31,337
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	404,000	359,209
Edison International
4.95%, 04/15/2025	294,000	288,075
Fixed until 12/15/2026 (G), 5.00% (A)	281,000	221,990
Electronic Arts, Inc.
1.85%, 02/15/2031	507,000	390,613
2.95%, 02/15/2051	171,000	111,741
Elevance Health, Inc.
2.88%, 09/15/2029	204,000	174,064
4.63%, 05/15/2042	83,000	71,581
Eli Lilly & Co.
2.25%, 05/15/2050	230,000	142,303
Emera US Finance LP
2.64%, 06/15/2031	353,000	274,410
4.75%, 06/15/2046	492,000	384,379
Energy Transfer LP
2.90%, 05/15/2025	411,000	382,347
4.15%, 09/15/2029	251,000	219,049
5.15%, 02/01/2043 - 03/15/2045	354,000	278,867
5.30%, 04/01/2044	199,000	159,433
5.95%, 10/01/2043	84,000	72,789
6.10%, 02/15/2042	74,000	64,691
Entergy Arkansas LLC
4.95%, 12/15/2044	80,000	72,418
Entergy Corp.
2.40%, 06/15/2031	297,000	226,813
Entergy Louisiana LLC
1.60%, 12/15/2030	228,000	171,228
2.90%, 03/15/2051	439,000	277,628
4.95%, 01/15/2045	584,000	523,739
Entergy Mississippi LLC
3.50%, 06/01/2051	56,000	39,580
Entergy Texas, Inc.
1.50%, 09/01/2026	205,000	177,124
1.75%, 03/15/2031	440,000	331,902
3.45%, 12/01/2027	42,000	38,770
5.00%, 09/15/2052	340,000	303,902
Enterprise Products Operating LLC
3.30%, 02/15/2053	251,000	163,319
3.70%, 01/31/2051	332,000	233,480
4.25%, 02/15/2048	19,000	14,655
7.55%, 04/15/2038	46,000	50,166
EQT Corp.
3.90%, 10/01/2027	295,000	268,488
Essex Portfolio LP
2.65%, 09/01/2050	195,000	108,084
Evergy Metro, Inc.
2.25%, 06/01/2030	197,000	160,125
5.30%, 10/01/2041	46,000	43,150
Eversource Energy
4.60%, 07/01/2027	120,000	115,870
Exxon Mobil Corp.
2.61%, 10/15/2030	72,000	60,971
3.00%, 08/16/2039	401,000	297,639
3.10%, 08/16/2049	107,000	74,373
FedEx Corp.
3.25%, 05/15/2041	186,000	127,807
Fells Point Funding Trust
3.05%, 01/31/2027 (B)	1,630,000	1,451,352

Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
FirstEnergy Transmission LLC
4.55%, 04/01/2049 (B)	$ 622,000	$ 485,271
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (B)	418,000	325,089
Florida Power & Light Co.
3.80%, 12/15/2042	121,000	96,832
4.05%, 06/01/2042	28,000	23,293
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	292,000	261,342
4.25%, 03/01/2030	157,000	134,788
4.63%, 08/01/2030	195,000	170,931
5.25%, 09/01/2029	572,000	531,582
5.40%, 11/14/2034	115,000	102,213
General Motors Co.
5.15%, 04/01/2038	130,000	104,611
General Motors Financial Co., Inc.
2.40%, 10/15/2028	405,000	320,270
2.70%, 08/20/2027	418,000	353,909
Gilead Sciences, Inc.
2.60%, 10/01/2040	484,000	319,663
Glencore Funding LLC
2.50%, 09/01/2030 (B) (E)	348,000	266,053
2.63%, 09/23/2031 (B)	444,000	332,640
2.85%, 04/27/2031 (B)	350,000	270,674
Global Payments, Inc.
2.90%, 05/15/2030	532,000	423,977
3.20%, 08/15/2029	213,000	177,498
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	999,000	859,155
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	1,292,000	1,091,977
Fixed until 01/24/2024, 1.76% (A), 01/24/2025	651,000	618,621
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	604,000	516,737
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	1,359,000	1,179,639
Fixed until 03/15/2027, 3.62% (A), 03/15/2028	1,245,000	1,133,507
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	361,000	284,943
Fixed until 06/15/2026, 4.39% (A), 06/15/2027	270,000	257,303
Fixed until 08/23/2027, 4.48% (A), 08/23/2028	715,000	671,650
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	283,000	273,522
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 (B)	350,000	317,556
HCA, Inc.
2.38%, 07/15/2031	380,000	280,966
3.50%, 09/01/2030	173,000	142,850
4.50%, 02/15/2027	715,000	667,430
5.38%, 09/01/2026	1,528,000	1,480,889
5.63%, 09/01/2028	1,002,000	955,335
5.88%, 02/15/2026 - 02/01/2029	262,000	257,308
Home Depot, Inc.
1.88%, 09/15/2031	328,000	253,857
2.38%, 03/15/2051	599,000	350,429
2.75%, 09/15/2051	156,000	99,208
3.30%, 04/15/2040	148,000	113,182
4.95%, 09/15/2052	267,000	250,233
Hyundai Capital America
2.38%, 10/15/2027 (B)	475,000	396,868
Intel Corp.
3.05%, 08/12/2051	118,000	75,715

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Intel Corp. (continued)
3.73%, 12/08/2047	$ 102,000	$ 75,786
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	170,000	149,627
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	878,000	720,579
4.95%, 09/22/2027 (B)	370,000	361,135
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (B)	158,000	124,906
4.30%, 01/15/2026 (B)	200,000	192,049
6.15%, 06/01/2037	60,000	58,285
JetBlue Pass-Through Trust
8.00%, 11/15/2027	262,746	257,852
Johnson & Johnson
3.40%, 01/15/2038	145,000	120,588
Kansas City Southern
2.88%, 11/15/2029	353,000	299,904
3.50%, 05/01/2050	237,000	165,270
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	590,000	501,620
KeyBank NA
Fixed until 01/03/2023, 0.42% (A), 01/03/2024	700,000	691,506
Kilroy Realty LP
3.45%, 12/15/2024	395,000	378,488
Kinder Morgan, Inc.
2.00%, 02/15/2031 (E)	454,000	337,813
3.25%, 08/01/2050	493,000	308,313
4.80%, 02/01/2033	830,000	742,645
KLA Corp.
4.95%, 07/15/2052	290,000	263,483
Kraft Heinz Foods Co.
4.63%, 10/01/2039	379,000	313,355
Kroger Co.
4.45%, 02/01/2047 (E)	107,000	87,729
L3 Harris Technologies, Inc.
4.40%, 06/15/2028	381,000	358,152
Lear Corp.
3.55%, 01/15/2052	300,000	178,233
Leidos, Inc.
2.30%, 02/15/2031	617,000	458,454
2.95%, 05/15/2023	84,000	82,804
Lockheed Martin Corp.
4.50%, 05/15/2036	295,000	269,974
Louisville Gas & Electric Co.
4.65%, 11/15/2043	28,000	23,707
Lowe’s Cos., Inc.
2.80%, 09/15/2041	7,000	4,459
3.65%, 04/05/2029	460,000	414,403
3.70%, 04/15/2046	529,000	378,393
4.25%, 04/01/2052	173,000	132,659
Massachusetts Electric Co.
1.73%, 11/24/2030 (B)	440,000	325,546
McDonald’s Corp.
3.70%, 02/15/2042	353,000	267,764
MDC Holdings, Inc.
2.50%, 01/15/2031	344,000	229,779
3.85%, 01/15/2030	179,000	138,328
Merck & Co., Inc.
2.15%, 12/10/2031	381,000	307,139
2.35%, 06/24/2040	186,000	124,957
2.75%, 12/10/2051	576,000	375,205
Meta Platforms, Inc.
3.85%, 08/15/2032 (B)	455,000	399,811
MetLife, Inc.
4.13%, 08/13/2042	90,000	72,781
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (B)	230,000	195,469

Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Metropolitan Life Global Funding I (continued)
4.40%, 06/30/2027 (B)	$ 580,000	$ 562,476
Microchip Technology, Inc.
0.97%, 02/15/2024	367,000	345,843
2.67%, 09/01/2023	269,000	262,151
Microsoft Corp.
2.68%, 06/01/2060	177,000	111,320
2.92%, 03/17/2052	186,000	131,371
3.45%, 08/08/2036	166,000	145,273
3.50%, 11/15/2042	70,000	57,314
3.70%, 08/08/2046	458,000	379,038
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	371,000	343,792
Mississippi Power Co.
3.95%, 03/30/2028	130,000	119,880
Monongahela Power Co.
3.55%, 05/15/2027 (B) (E)	427,000	389,575
Moody’s Corp.
2.55%, 08/18/2060	167,000	90,704
Morgan Stanley
Fixed until 10/21/2024, 1.16% (A), 10/21/2025	570,000	519,334
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	753,000	641,570
Fixed until 05/04/2026, 1.59% (A), 05/04/2027	1,231,000	1,061,389
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	546,000	398,848
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	270,000	197,022
Fixed until 07/21/2031, 2.24% (A), 07/21/2032	83,000	62,349
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	835,000	598,077
Fixed until 10/20/2031, 2.51% (A), 10/20/2032	114,000	87,074
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	640,000	518,692
Fixed until 01/25/2051, 2.80% (A), 01/25/2052	283,000	170,874
3-Month SOFR + 0.63%, 3.13% (A), 01/24/2025	1,036,000	1,016,848
Fixed until 04/20/2027, 4.21% (A), 04/20/2028	1,193,000	1,116,802
Mosaic Co.
4.05%, 11/15/2027	60,000	55,861
MPLX LP
1.75%, 03/01/2026	490,000	428,891
2.65%, 08/15/2030	122,000	95,538
Fixed until 02/15/2023 (G), 6.88% (A) (E)	210,000	206,325
National Retail Properties, Inc.
3.00%, 04/15/2052	135,000	81,409
3.50%, 10/15/2027	74,000	66,213
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/2031	903,000	661,501
Netflix, Inc.
4.88%, 04/15/2028	245,000	229,029
4.88%, 06/15/2030 (B)	388,000	354,569
5.38%, 11/15/2029 (B)	164,000	154,160
New England Power Co.
3.80%, 12/05/2047 (B)	85,000	62,642
New York & Presbyterian Hospital
2.26%, 08/01/2040	316,000	206,827
New York Life Global Funding
1.20%, 08/07/2030 (B)	320,000	238,713
1.85%, 08/01/2031 (B)	302,000	231,672

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	$ 116,000	$ 85,783
4.45%, 05/15/2069 (B)	230,000	180,185
NextEra Energy Capital Holdings, Inc.
5.00%, 07/15/2032	170,000	162,237
3-Month LIBOR + 2.13%, 5.42% (A), 06/15/2067	302,000	256,570
NiSource, Inc.
1.70%, 02/15/2031	404,000	298,815
2.95%, 09/01/2029	368,000	310,491
5.80%, 02/01/2042	57,000	53,449
Norfolk Southern Corp.
3.05%, 05/15/2050	283,000	184,331
3.95%, 10/01/2042	121,000	95,151
4.55%, 06/01/2053	190,000	159,189
Northern Natural Gas Co.
3.40%, 10/16/2051 (B)	150,000	98,949
Northern States Power Co.
4.50%, 06/01/2052	40,000	35,111
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (B)	140,000	105,492
NRG Energy, Inc.
3.75%, 06/15/2024 (B)	620,000	596,053
Office Properties Income Trust
2.65%, 06/15/2026	746,000	559,634
Ohio Edison Co.
5.50%, 01/15/2033	160,000	157,631
Ohio Power Co.
2.90%, 10/01/2051	283,000	176,861
Oracle Corp.
2.30%, 03/25/2028	390,000	325,891
2.88%, 03/25/2031	409,000	322,424
3.60%, 04/01/2040 - 04/01/2050	1,172,000	783,791
3.85%, 07/15/2036 (E)	125,000	93,482
Ovintiv Exploration, Inc.
5.38%, 01/01/2026	293,000	289,884
Pacific Gas & Electric Co.
1.70%, 11/15/2023	372,000	356,766
3-Month SOFR + 1.15%, 3.80% (A), 11/14/2022	140,000	139,694
4.45%, 04/15/2042	428,000	301,657
4.50%, 07/01/2040	295,000	214,646
4.60%, 06/15/2043	251,000	176,923
PacifiCorp
2.70%, 09/15/2030	714,000	595,938
2.90%, 06/15/2052	125,000	79,998
3.30%, 03/15/2051	439,000	305,468
4.13%, 01/15/2049	210,000	165,174
Paramount Global
4.20%, 05/19/2032	19,000	15,375
4.85%, 07/01/2042	74,000	54,090
Fixed until 03/30/2027, 6.38% (A), 03/30/2062	140,000	120,852
PECO Energy Co.
2.80%, 06/15/2050	345,000	221,844
Pernod Ricard International Finance LLC
1.63%, 04/01/2031 (B)	270,000	201,868
Pfizer, Inc.
2.70%, 05/28/2050 (E)	385,000	258,812
3.45%, 03/15/2029	473,000	435,408
PG&E Energy Recovery Funding LLC
2.82%, 07/15/2048	60,000	40,818
Philip Morris International, Inc.
2.10%, 05/01/2030	560,000	425,231
3.88%, 08/21/2042	325,000	220,034
Phillips 66
2.15%, 12/15/2030	400,000	308,050

Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pine Street Trust I
4.57%, 02/15/2029 (B)	$ 325,000	$ 299,188
Pioneer Natural Resources Co.
1.90%, 08/15/2030	539,000	411,915
PPL Capital Funding, Inc.
3-Month LIBOR + 2.67%, 6.34% (A), 03/30/2067	529,000	442,494
Prologis LP
2.13%, 10/15/2050	121,000	67,733
Protective Life Global Funding
4.71%, 07/06/2027 (B)	575,000	555,839
Prudential Financial, Inc.
3.70%, 03/13/2051	144,000	106,435
Public Service Co. of Colorado
2.70%, 01/15/2051	172,000	108,792
4.30%, 03/15/2044	242,000	200,398
4.50%, 06/01/2052	160,000	138,652
Public Service Co. of Oklahoma
2.20%, 08/15/2031	246,000	191,367
Public Service Electric & Gas Co.
2.70%, 05/01/2050	206,000	129,771
Puget Energy, Inc.
2.38%, 06/15/2028	177,000	147,352
Qorvo, Inc.
4.38%, 10/15/2029	562,000	481,426
Raytheon Technologies Corp.
2.38%, 03/15/2032	339,000	266,590
3.13%, 07/01/2050	362,000	243,258
3.75%, 11/01/2046	158,000	118,827
4.13%, 11/16/2028	1,483,000	1,386,379
Regency Centers LP
2.95%, 09/15/2029	256,000	212,242
3.70%, 06/15/2030	320,000	275,114
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,032,000	780,739
Roche Holdings, Inc.
2.08%, 12/13/2031 (B)	565,000	452,440
Rockwell Automation, Inc.
2.80%, 08/15/2061	237,000	136,346
Roper Technologies, Inc.
1.40%, 09/15/2027 (E)	297,000	244,985
2.95%, 09/15/2029 (E)	1,119,000	941,684
S&P Global, Inc.
2.30%, 08/15/2060	241,000	126,913
2.90%, 03/01/2032 (B)	220,000	183,456
4.25%, 05/01/2029 (B)	405,000	380,088
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	776,000	708,045
4.50%, 05/15/2030	477,000	434,367
5.00%, 03/15/2027	300,000	287,728
San Diego Gas & Electric Co.
2.95%, 08/15/2051	288,000	187,117
3.32%, 04/15/2050	102,000	70,786
4.30%, 04/01/2042	60,000	47,851
SART
4.75%, 07/15/2024 (C)	301,319	293,786
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	274,000	247,415
Sempra Energy
Fixed until 01/01/2027, 4.13% (A), 04/01/2052	367,000	288,095
Sherwin-Williams Co.
2.20%, 03/15/2032	390,000	294,845
Southern California Edison Co.
2.95%, 02/01/2051	260,000	158,268
3.60%, 02/01/2045	195,000	133,450
3.90%, 12/01/2041	37,000	26,917

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southern California Edison Co. (continued)
4.13%, 03/01/2048	$ 121,000	$ 89,927
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	348,000	257,842
3.15%, 09/30/2051	321,000	201,400
3.25%, 06/15/2026	30,000	27,810
5.15%, 09/15/2032	785,000	750,380
Southern Power Co.
5.15%, 09/15/2041	432,000	378,105
Southwestern Electric Power Co.
3.90%, 04/01/2045	112,000	80,539
Sprint Capital Corp.
6.88%, 11/15/2028	430,000	441,825
Starbucks Corp.
3.75%, 12/01/2047	207,000	152,381
T-Mobile USA, Inc.
2.05%, 02/15/2028	953,000	790,081
2.63%, 02/15/2029	965,000	796,743
3.38%, 04/15/2029	697,000	601,696
3.88%, 04/15/2030	820,000	727,074
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	280,000	268,693
3.70%, 04/14/2027 (E)	180,000	167,171
4.00%, 04/14/2032	110,000	95,491
Target Corp.
4.50%, 09/15/2032	385,000	366,527
Teachers Insurance & Annuity Association of America
Fixed until 09/15/2024, 4.38% (A), 09/15/2054 (B)	84,000	80,705
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	107,000	87,551
Time Warner Cable LLC
4.50%, 09/15/2042	102,000	70,431
5.88%, 11/15/2040	102,000	83,978
6.55%, 05/01/2037	74,000	66,770
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	242,000	258,044
Trustees of Boston University
3.17%, 10/01/2050	380,000	263,405
TSMC Arizona Corp.
3.88%, 04/22/2027	380,000	362,323
Tucson Electric Power Co.
1.50%, 08/01/2030	154,000	116,023
TWDC Enterprises 18 Corp.
3.70%, 12/01/2042	112,000	86,944
UDR, Inc.
3.00%, 08/15/2031	102,000	81,196
Union Electric Co.
2.15%, 03/15/2032	307,000	236,969
2.95%, 03/15/2030	393,000	339,209
3.90%, 04/01/2052	95,000	74,586
Union Pacific Corp.
3.55%, 08/15/2039	512,000	405,580
3.60%, 09/15/2037	344,000	278,512
United Airlines Pass-Through Trust
2.88%, 04/07/2030	539,582	462,560
3.75%, 03/03/2028	182,380	165,403
UnitedHealth Group, Inc.
2.75%, 05/15/2040	503,000	352,251
3.05%, 05/15/2041	139,000	100,962
3.25%, 05/15/2051	256,000	177,669
3.50%, 08/15/2039	637,000	500,943
4.75%, 05/15/2052	205,000	183,686
University of Miami
4.06%, 04/01/2052	150,000	123,027

Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
VeriSign, Inc.
2.70%, 06/15/2031	$ 222,000	$ 172,127
Verizon Communications, Inc.
1.68%, 10/30/2030	546,000	409,010
1.75%, 01/20/2031	835,000	625,938
2.10%, 03/22/2028	330,000	278,570
2.36%, 03/15/2032	886,000	679,074
2.55%, 03/21/2031	163,000	130,285
4.27%, 01/15/2036	925,000	789,039
4.33%, 09/21/2028	910,000	857,018
Virginia Electric & Power Co.
2.45%, 12/15/2050	659,000	384,046
Visa, Inc.
2.70%, 04/15/2040	238,000	172,078
Vistra Operations Co. LLC
3.55%, 07/15/2024 (B)	232,000	221,113
3.70%, 01/30/2027 (B)	23,000	20,379
4.30%, 07/15/2029 (B)	424,000	361,811
4.88%, 05/13/2024 (B)	460,000	448,100
VMware, Inc.
2.20%, 08/15/2031	296,000	215,348
3.90%, 08/21/2027	116,000	106,914
4.70%, 05/15/2030	1,340,000	1,204,854
Walt Disney Co.
3.50%, 05/13/2040	268,000	208,649
3.60%, 01/13/2051	190,000	140,752
Warnermedia Holdings, Inc.
3.76%, 03/15/2027 (B)	270,000	241,675
4.28%, 03/15/2032 (B)	1,070,000	880,102
5.05%, 03/15/2042 (B)	710,000	531,325
WEA Finance LLC
2.88%, 01/15/2027 (B)	483,000	410,409
WEC Energy Group, Inc.
5.00%, 09/27/2025	119,000	118,589
5.15%, 10/01/2027	140,000	138,801
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (A), 05/19/2025	1,640,000	1,517,589
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	523,000	448,733
Fixed until 10/30/2024, 2.41% (A), 10/30/2025	502,000	468,777
Fixed until 03/02/2032, 3.35% (A), 03/02/2033	330,000	267,494
Fixed until 03/24/2027, 3.53% (A), 03/24/2028	1,405,000	1,273,119
Fixed until 05/22/2027, 3.58% (A), 05/22/2028	175,000	158,306
Fixed until 07/25/2027, 4.81% (A), 07/25/2028	1,200,000	1,144,995
Fixed until 07/25/2032, 4.90% (A), 07/25/2033	540,000	495,478
Welltower, Inc.
2.75%, 01/15/2032	270,000	209,422
3.10%, 01/15/2030	480,000	399,451
3.85%, 06/15/2032	110,000	93,781
Williams Cos., Inc.
2.60%, 03/15/2031	563,000	441,254
5.40%, 03/04/2044	269,000	234,576
Wisconsin Electric Power Co.
3.65%, 12/15/2042	28,000	20,341
WP Carey, Inc.
2.40%, 02/01/2031	242,000	185,626
2.45%, 02/01/2032	372,000	277,436
4.25%, 10/01/2026	74,000	69,758
Xilinx, Inc.
2.38%, 06/01/2030	629,000	518,552

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/2045	$ 79,000	$ 61,557
Zoetis, Inc.
3.90%, 08/20/2028	237,000	219,561
4.70%, 02/01/2043	210,000	183,852

		159,321,534

Virgin Islands, British - 0.1%
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (B)	360,000	341,555
TSMC Global Ltd.
1.00%, 09/28/2027 (B)	375,000	307,021
2.25%, 04/23/2031 (B)	790,000	620,553

		1,269,129

Total Corporate Debt Securities (Cost $270,844,822)		225,833,422

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Israel - 0.1%
Israel Government AID Bonds
Zero Coupon, 08/15/2025	1,000,000	874,344

Mexico - 0.2%
Mexico Government International Bonds
3.50%, 02/12/2034	417,000	317,149
3.75%, 01/11/2028	1,151,000	1,057,444
3.77%, 05/24/2061	205,000	121,132
4.13%, 01/21/2026	200,000	193,779
4.28%, 08/14/2041	200,000	145,586
4.50%, 01/31/2050 (E)	265,000	190,411
4.75%, 03/08/2044	308,000	235,803

		2,261,304

Panama - 0.0% (F)
Panama Government International Bonds
4.50%, 04/16/2050	200,000	139,448

Saudi Arabia - 0.0% (F)
Saudi Government International Bonds
2.25%, 02/02/2033 (B) (E)	200,000	156,957

Total Foreign Government Obligations (Cost $4,097,080)		3,432,053

MORTGAGE-BACKED SECURITIES - 0.2%
United States - 0.2%
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (A), 06/11/2041 (B) (H)	393	0
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (A), 09/15/2039	269,797	119,115
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (B)	1,230,000	1,134,982
SREIT Trust
Series 2021-MFP, Class A,
1-Month LIBOR + 0.73%, 3.55% (A), 11/15/2038 (B)	880,000	839,509

Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
0.80% (A), 05/10/2063 (B)	$ 90,033	$ 2
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (A), 03/15/2045 (B) (H)	32,809	0

Total Mortgage-Backed Securities (Cost $2,386,301)		2,093,608

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.4%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2051 (I)	7,356,458	5,992,614
2.50%, 07/01/2050 - 11/01/2051	14,162,035	12,013,735
1-Year CMT + 2.25%, 2.75% (A), 02/01/2036	11,045	11,256
3.00%, 07/01/2033 - 12/01/2049	2,294,158	2,025,555
12-Month LIBOR + 1.83%, 3.32% (A), 07/01/2040	21,264	21,622
3.50%, 01/01/2032 - 04/01/2052	6,029,530	5,516,494
3.50%, 06/01/2049 (I)	6,400,000	5,876,352
1-Year CMT + 2.43%, 3.73% (A), 12/01/2031	10,786	10,688
4.00%, 06/01/2042 - 05/01/2052	11,006,977	10,333,134
4.50%, 05/01/2041 - 07/01/2052	8,003,663	7,687,072
5.00%, 02/01/2034 - 07/01/2052	3,932,815	3,843,166
6.00%, 01/01/2024 - 01/01/2034	13,612	13,392
6.50%, 09/01/2037 - 11/01/2037	4,237	4,371
Federal Home Loan Mortgage Corp. REMIC
5.00%, 12/15/2022 - 06/15/2025	30,565	30,564
5.50%, 11/15/2023	25,774	25,738
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	16,890	16,144
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	29,806	29,128
5.70% (A), 10/15/2038	10,500	10,575
5.75%, 06/15/2035	258	260
(4.44) * 1-Month LIBOR + 24.43%, 11.92% (A), 06/15/2035	38,114	31,580
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.37%, 3.55% (A), 10/15/2037	152,281	16,430
5.00%, 10/15/2039	6,267	99
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 01/15/2040	106,681	86,536
Federal National Mortgage Association
1.59%, 11/25/2028	323,421	282,214
2.50%, 08/01/2050 - 01/01/2052	14,372,696	12,196,797
3.00%, 07/01/2050 - 07/01/2060	10,171,556	8,943,359
3.50%, 08/01/2032 - 03/01/2048	3,208,401	2,949,463
4.00%, 01/01/2035 - 05/01/2051	6,393,695	6,063,643
4.50%, 09/01/2040 - 09/01/2052	10,175,810	9,778,083
5.00%, 06/01/2033 - 07/01/2052	4,864,192	4,752,839
5.50%, 03/01/2024 - 01/01/2059	2,823,638	2,915,234
6.00%, 02/01/2023 - 08/01/2027	27,216	27,591
7.00%, 11/01/2037	9,812	10,102
Federal National Mortgage Association REMIC
5.00%, 10/25/2025	14,461	14,432
5.50%, 03/25/2023 - 04/25/2023	7,433	7,427

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 3.45% (A), 01/25/2041	$ 140,452	$ 16,114
(1.00) * 1-Month LIBOR + 6.60%, 3.52% (A), 08/25/2035 - 06/25/2036	136,860	12,508
(1.00) * 1-Month LIBOR + 6.70%, 3.62% (A), 03/25/2036	141,032	14,132
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	516,156	396,204
Federal National Mortgage Association, Interest Only STRIPS
2.07% (A), 11/25/2033	3,169,437	285,099
2.10%, 11/25/2028	1,834,460	171,506
2.11% (A), 07/25/2030	2,751,665	235,252
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	11,050	9,700
FREMF Mortgage Trust
3.70% (A), 11/25/2049 (B)	491,000	454,335
3.85% (A), 01/25/2048 (B)	1,000,000	963,525
3.96% (A), 11/25/2047 (B)	1,000,000	959,529
4.02% (A), 07/25/2049 (B)	440,000	436,468
4.08% (A), 06/25/2049 (B)	1,608,000	1,517,089
4.21% (A), 11/25/2047 (B)	455,000	440,214
FREMF Trust
Series 2018-W5FX, Class BFX,
3.79% (A), 04/25/2028 (B)	1,441,000	1,284,186
Government National Mortgage Association
2.00%, 11/20/2050	8,645,423	7,265,775
2.50%, 06/20/2050 - 09/20/2051	10,544,252	9,112,721
3.00%, 08/20/2051 - 01/20/2052	21,913,038	19,439,281
3.50%, 11/20/2049 - 03/20/2051	1,615,152	1,483,355
4.00%, 09/20/2052	7,130,000	6,666,129
4.25%, 12/20/2044	468,798	453,676
4.50%, 05/20/2048 - 08/20/2052	9,354,119	8,965,177
5.00%, 09/20/2052	5,300,000	5,201,860
5.50%, TBA (I)	5,000,000	4,982,070
6.00%, 02/15/2024	25,297	25,377
Government National Mortgage Association REMIC
1.65%, 01/20/2063 - 04/20/2063	9,754	9,270
1-Month LIBOR + 0.45%, 2.81% (A), 03/20/2060 - 05/20/2062	3,497	3,450
1-Month LIBOR + 0.55%, 2.91% (A), 04/20/2062 - 07/20/2062	981	969
1-Month LIBOR + 0.65%, 3.01% (A), 05/20/2061	1,339	1,329
1-Month LIBOR + 1.00%, 3.36% (A), 12/20/2066	267,037	266,337
3.97% (A), 11/16/2042	79,536	77,338
5.00%, 04/20/2041	265,147	274,293
5.21% (A), 07/20/2060	1,136	1,083
(3.50) * 1-Month LIBOR + 23.28%, 12.73% (A), 04/20/2037	20,068	21,840
Government National Mortgage Association REMIC, Interest Only STRIPS
1.23% (A), 06/20/2067	1,620,268	79,231
(1.00) * 1-Month LIBOR + 6.60%, 3.59% (A), 05/20/2041	44,293	2,999
7.50%, 04/20/2031	725	58
Government National Mortgage Association REMIC, Principal Only STRIPS
Zero Coupon, 01/20/2038	6,115	4,804

Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030	$ 400,000	$ 289,261
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	235,614
4.63%, 09/15/2060	155,000	151,665
5.88%, 04/01/2036	874,000	974,845
Tennessee Valley Authority, Principal Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	779,789
Uniform Mortgage-Backed Security
5.50%, TBA (I)	2,800,000	2,779,459

Total U.S. Government Agency Obligations (Cost $195,679,307)		178,282,605

U.S. GOVERNMENT OBLIGATIONS - 32.7%
U.S. Treasury - 32.7%
U.S. Treasury Bonds
1.13%, 05/15/2040	17,915,000	11,196,875
1.38%, 11/15/2040	2,100,000	1,357,781
1.75%, 08/15/2041	2,510,000	1,716,997
1.88%, 02/15/2051 - 11/15/2051	8,455,000	5,594,198
2.00%, 08/15/2051	30,000	20,494
2.25%, 05/15/2041 - 02/15/2052	24,666,000	18,188,344
2.38%, 05/15/2051	2,278,700	1,704,930
2.50%, 02/15/2045	840,000	641,189
2.88%, 05/15/2043 (E)	10,416,000	8,590,352
2.88%, 08/15/2045 - 05/15/2052	1,065,000	888,137
3.13%, 02/15/2043	1,440,000	1,238,400
3.75%, 08/15/2041	2,100,000	2,012,801
3.88%, 08/15/2040	1,225,000	1,203,467
4.38%, 05/15/2040	250,000	262,930
U.S. Treasury Bonds, Principal Only STRIPS
11/15/2022	1,400,000	1,395,213
02/15/2023 - 02/15/2035	6,661,000	6,348,756
05/15/2023 - 11/15/2026 (E)	9,901,000	9,328,525
U.S. Treasury Notes
0.13%, 01/31/2023 (K)	11,008,000	10,880,543
0.25%, 09/30/2023 (K)	14,220,000	13,664,531
0.38%, 11/30/2025	7,000,000	6,207,305
0.38%, 01/31/2026 (E)	130,000	114,522
0.50%, 02/28/2026	2,665,000	2,351,967
0.63%, 08/15/2030 (E)	925,000	724,716
0.75%, 04/30/2026	330,000	292,346
0.88%, 06/30/2026	1,993,000	1,765,128
1.13%, 10/31/2026	58,950,000	52,292,795
1.25%, 03/31/2028 (E)	5,420,000	4,675,597
1.25%, 04/30/2028 - 08/15/2031	7,937,200	6,802,660
1.38%, 10/31/2028 (E)	34,110,000	29,233,336
1.50%, 11/30/2028	3,760,000	3,242,266
1.63%, 02/15/2026 - 10/31/2026	909,400	824,189
1.63%, 08/15/2029 - 05/15/2031 (E)	402,400	338,681
1.75%, 12/31/2026 (E)	130,000	118,132
1.88%, 02/15/2032	2,920,000	2,473,787
2.00%, 06/30/2024 - 08/15/2025 (E)	861,000	812,576
2.00%, 11/15/2026	245,000	225,094
2.13%, 02/29/2024 (E)	2,205,000	2,139,453
2.25%, 03/31/2024	14,900,000	14,456,492
2.25%, 11/15/2024 - 02/15/2027 (E)	482,000	455,171
2.38%, 03/31/2029	3,250,000	2,943,789
2.50%, 08/15/2023 - 03/31/2027	18,916,000	18,126,348
2.63%, 05/31/2027	42,324,000	39,753,148
2.75%, 05/31/2023 - 07/31/2027	10,589,000	10,045,016
2.88%, 04/30/2025 - 05/15/2032	3,310,000	3,072,301
3.00%, 07/15/2025	50,170,000	48,500,280

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.13%, 08/31/2029	$ 4,350,000	$ 4,130,461
4.13%, 09/30/2027	2,480,000	2,489,494

		354,841,513

U.S. Treasury Inflation-Protected Securities - 0.0% (F)
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	68,998	71,361

Total U.S. Government Obligations (Cost $393,272,458)		354,912,874

	Shares	Value
COMMON STOCKS - 21.6%
Australia - 0.1%
Atlassian Corp. PLC, Class A (L)	1,069	225,121
BHP Group Ltd.	25,823	641,911
Woodside Energy Group Ltd.	12,737	260,236

		1,127,268

Austria - 0.0% (F)
Erste Group Bank AG	10,530	230,840

Belgium - 0.1%
KBC Group NV	16,216	769,514

Canada - 0.1%
Fairfax Financial Holdings Ltd.	798	364,686
Ritchie Bros Auctioneers, Inc.	3,874	242,047

		606,733

China - 0.0% (F)
Tencent Holdings Ltd.	7,700	260,078

Denmark - 0.4%
Carlsberg AS, Class B	11,262	1,316,939
Coloplast AS, Class B	2,049	208,228
Genmab AS (L)	602	193,666
Novo Nordisk AS, Class B	23,058	2,296,987
Orsted AS (B)	2,208	175,979

		4,191,799

Finland - 0.1%
Kone OYJ, Class B	5,173	199,308
Nordea Bank Abp	60,696	519,450

		718,758

France - 1.3%
Airbus SE (E)	9,801	844,850
AXA SA	20,410	445,609
BNP Paribas SA	19,371	818,216
Capgemini SE	9,145	1,464,118
Cie Generale des Etablissements Michelin SCA	42,140	944,176
Kering SA	902	400,081
L’Oreal SA	1,771	566,263
LVMH Moet Hennessy Louis Vuitton SE	6,074	3,581,077
Pernod Ricard SA	2,372	435,153
Safran SA	10,050	914,447
Schneider Electric SE	3,874	437,571
TotalEnergies SE (E)	25,117	1,178,353
Vinci SA	24,854	2,009,712

		14,039,626

Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany - 0.3%
adidas AG	1,469	$ 168,878
Allianz SE	3,290	518,288
Delivery Hero SE (B) (L)	3,543	129,416
Deutsche Boerse AG	3,093	507,025
Deutsche Post AG	21,881	659,485
Muenchener Rueckversicherungs-Gesellschaft AG	2,106	506,957
RWE AG	24,176	888,613
Symrise AG	2,617	255,190

		3,633,852

Hong Kong - 0.1%
AIA Group Ltd.	128,800	1,072,376
Hong Kong Exchanges & Clearing Ltd.	8,700	297,387
Techtronic Industries Co. Ltd.	21,000	200,385

		1,570,148

India - 0.1%
HDFC Bank Ltd., ADR	19,919	1,163,668

Ireland - 0.3%
Jazz Pharmaceuticals PLC (L)	2,349	313,098
Linde PLC (L)	1,440	389,855
Medtronic PLC	3,009	242,977
Trane Technologies PLC	13,506	1,955,804

		2,901,734

Israel - 0.0% (F)
SolarEdge Technologies, Inc. (L)	1,033	239,098

Japan - 0.8%
Bridgestone Corp.	9,300	300,770
Daikin Industries Ltd.	3,000	461,607
FANUC Corp.	4,000	561,657
Hoya Corp.	13,100	1,262,297
Keyence Corp.	3,200	1,057,793
Kubota Corp.	9,900	137,579
Kyowa Kirin Co. Ltd.	13,200	303,497
Makita Corp. (E)	8,300	161,064
Nidec Corp.	4,600	257,490
Recruit Holdings Co. Ltd.	9,100	262,131
Shin-Etsu Chemical Co. Ltd.	13,600	1,345,813
SMC Corp.	671	273,077
Sony Group Corp.	8,200	528,198
Tokio Marine Holdings, Inc. (E)	25,800	458,547
Tokyo Electron Ltd.	3,800	936,301

		8,307,821

Luxembourg - 0.0% (F)
Perimeter Solutions SA (E) (L)	17,318	138,717

Netherlands - 0.5%
ASML Holding NV	4,204	1,741,628
ING Groep NV	31,534	270,197
NXP Semiconductors NV	18,208	2,685,862
Stellantis NV	36,433	430,363

		5,128,050

Republic of Korea - 0.0% (F)
Samsung Electronics Co. Ltd., GDR	404	372,488

Singapore - 0.1%
DBS Group Holdings Ltd.	30,900	714,821

	Shares	Value
COMMON STOCKS (continued)
Spain - 0.0% (F)
Iberdrola SA	56,433	$ 526,192

Sweden - 0.2%
Assa Abloy AB, B Shares	13,515	253,218
Atlas Copco AB, A Shares	31,642	294,092
Svenska Handelsbanken AB, A Shares	45,236	371,342
Volvo AB, B Shares	111,806	1,582,163

		2,500,815

Switzerland - 0.4%
Chubb Ltd.	2,417	439,604
Garmin Ltd.	2,033	163,270
Lonza Group AG	849	413,370
Nestle SA	12,232	1,322,980
Roche Holding AG	3,599	1,171,592
SGS SA	94	201,136
Straumann Holding AG	1,079	98,686

		3,810,638

Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,778	1,013,180

United Kingdom - 0.7%
Anglo American PLC	11,371	341,424
AstraZeneca PLC	6,519	716,630
BP PLC	216,005	1,032,155
Diageo PLC	60,679	2,554,191
Ferguson PLC	3,083	319,797
GSK PLC	25,208	364,072
Haleon PLC (L)	5,791	18,056
London Stock Exchange Group PLC	5,021	424,018
Persimmon PLC	13,196	180,472
Prudential PLC	28,631	280,230
RELX PLC	20,432	497,976
Rio Tinto PLC	12,695	686,874
Shell PLC	29,851	740,541

		8,156,436

United States - 15.9%
AbbVie, Inc.	25,974	3,485,971
Advanced Micro Devices, Inc. (L)	5,983	379,083
Alaska Air Group, Inc. (L)	4,377	171,360
Albertsons Cos., Inc., Class A	9,146	227,370
Alleghany Corp. (L)	477	400,379
Allegro MicroSystems, Inc. (L)	9,024	197,174
Alnylam Pharmaceuticals, Inc. (L)	1,732	346,677
Alphabet, Inc., Class C (L)	20,758	1,995,882
Amazon.com, Inc. (L)	57,841	6,536,033
American Electric Power Co., Inc.	3,101	268,081
American Express Co.	10,179	1,373,249
American Homes 4 Rent, Class A, REIT	11,066	363,075
American International Group, Inc.	2,868	136,173
AmerisourceBergen Corp.	4,457	603,166
AMETEK, Inc.	3,587	406,802
Analog Devices, Inc.	12,761	1,778,118
Apple Hospitality, Inc., REIT	12,542	176,341
Apple, Inc.	26,515	3,664,373
AptarGroup, Inc.	3,363	319,586
Aramark	7,711	240,583
Arista Networks, Inc. (L)	2,322	262,131
Arthur J Gallagher & Co.	6,051	1,036,052
Atmos Energy Corp.	2,790	284,161
AutoZone, Inc. (L)	301	644,721
Axalta Coating Systems Ltd. (L)	18,948	399,045

Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Baker Hughes Co.	41,267	$ 864,956
Bank of America Corp.	120,845	3,649,519
Bath & Body Works, Inc.	7,131	232,471
BellRing Brands, Inc. (L)	7,097	146,269
Berkshire Hathaway, Inc., Class B (L)	4,394	1,173,286
Best Buy Co., Inc.	2,697	170,828
BJ’s Wholesale Club Holdings, Inc. (L)	5,163	375,918
Black Knight, Inc. (L)	4,441	287,466
BlackRock, Inc.	2,151	1,183,652
Blackstone, Inc.	6,045	505,966
Booking Holdings, Inc. (L)	965	1,585,698
Boston Scientific Corp. (L)	53,777	2,082,783
Bright Horizons Family Solutions, Inc. (L)	4,824	278,104
Bristol-Myers Squibb Co.	47,828	3,400,093
Brixmor Property Group, Inc., REIT	17,665	326,273
Broadridge Financial Solutions, Inc., ADR	1,578	227,737
Brunswick Corp.	4,913	321,556
Bumble, Inc., Class A (E) (L)	10,605	227,901
Burlington Stores, Inc. (E) (L)	3,770	421,825
Capital One Financial Corp.	8,615	794,045
Carlisle Cos., Inc.	1,288	361,168
CarMax, Inc. (L)	2,603	171,850
Carter’s, Inc.	2,123	139,120
Casey’s General Stores, Inc.	1,355	274,415
Catalent, Inc. (L)	7,325	530,037
Cboe Global Markets, Inc.	2,461	288,848
CBRE Group, Inc., Class A (L)	4,886	329,854
Centene Corp. (L)	2,913	226,661
Certara, Inc. (L)	12,362	164,167
Charles Schwab Corp.	14,467	1,039,743
Charter Communications, Inc., Class A (L)	2,829	858,177
Chemed Corp.	679	296,424
Cheniere Energy, Inc.	2,428	402,829
Chevron Corp.	16,880	2,425,150
Cigna Corp.	1,193	331,022
Cisco Systems, Inc.	5,304	212,160
Citigroup, Inc.	7,375	307,316
Citizens Financial Group, Inc.	15,748	541,101
Clearwater Analytics Holdings, Inc., Class A (E) (L)	13,501	226,682
CME Group, Inc.	5,918	1,048,255
CNA Financial Corp.	4,105	151,474
Cognex Corp.	7,297	302,461
Columbia Sportswear Co.	4,390	295,447
Commerce Bancshares, Inc.	2,940	194,510
CommScope Holding Co., Inc. (L)	13,223	121,784
Confluent, Inc., Class A (E) (L)	9,693	230,403
ConocoPhillips	18,363	1,879,269
Constellation Brands, Inc., Class A	2,091	480,261
Cooper Cos., Inc.	1,141	301,110
Copart, Inc. (L)	4,091	435,282
Coterra Energy, Inc.	19,060	497,847
Crowdstrike Holdings, Inc., Class A (L)	1,439	237,162
Crown Holdings, Inc.	2,934	237,742
CubeSmart, REIT	6,656	266,639
Cullen / Frost Bankers, Inc.	1,892	250,160
Cushman & Wakefield PLC (L)	18,438	211,115
CVS Health Corp.	7,538	718,899
Deere & Co.	4,988	1,665,443
Definitive Healthcare Corp. (L)	9,765	151,748
Dexcom, Inc. (L)	3,286	264,654
Diamondback Energy, Inc.	2,036	245,257
Dick’s Sporting Goods, Inc.	3,221	337,045
DISH Network Corp., Class A (L)	1,090	15,075
Dollar General Corp.	1,055	253,052
Douglas Dynamics, Inc.	5,297	148,422
Dover Corp.	3,982	464,222

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Driven Brands Holdings, Inc. (L)	11,341	$ 317,321
EastGroup Properties, Inc., REIT	2,399	346,272
Eastman Chemical Co.	7,322	520,228
Eaton Corp. PLC	11,763	1,568,714
Edison International	4,719	267,001
Eli Lilly & Co.	1,183	382,523
Encompass Health Corp.	7,081	320,274
Energizer Holdings, Inc. (E)	7,881	198,128
Entegris, Inc.	4,404	365,620
Entergy Corp.	2,890	290,821
Envestnet, Inc. (L)	3,678	163,303
EOG Resources, Inc.	5,488	613,174
Equifax, Inc.	1,190	204,002
Estee Lauder Cos., Inc., Class A	1,343	289,954
Evercore, Inc., Class A	2,946	242,308
Exact Sciences Corp. (L)	3,171	103,026
Exelixis, Inc. (L)	10,407	163,182
FactSet Research Systems, Inc.	785	314,086
Federal Realty Investment Trust, REIT	2,821	254,229
FedEx Corp.	2,225	330,346
First Advantage Corp. (L)	12,735	163,390
First Republic Bank	1,843	240,604
FleetCor Technologies, Inc. (L)	1,397	246,109
Focus Financial Partners, Inc., Class A (L)	8,062	254,034
Fortune Brands Home & Security, Inc.	10,679	573,355
Freeport-McMoRan, Inc.	7,541	206,096
Gap, Inc. (E)	11,808	96,944
Generac Holdings, Inc. (L)	1,701	303,016
General Dynamics Corp.	1,796	381,057
Global Payments, Inc.	2,692	290,871
Guidewire Software, Inc. (L)	3,013	185,541
Hartford Financial Services Group, Inc.	5,344	331,007
Hayward Holdings, Inc. (E) (L)	19,274	170,960
HCA Healthcare, Inc.	2,143	393,862
HealthEquity, Inc. (L)	4,334	291,115
Hillman Solutions Corp. (E) (L)	29,977	226,027
Hilton Worldwide Holdings, Inc.	3,334	402,147
Home Depot, Inc.	667	184,052
Honeywell International, Inc.	2,026	338,281
Horizon Therapeutics PLC (L)	5,392	333,711
Hubbell, Inc.	970	216,310
HubSpot, Inc. (L)	588	158,831
IAA, Inc. (L)	6,987	222,536
IAC, Inc. (L)	4,346	240,681
ICU Medical, Inc. (L)	1,560	234,936
IDEX Corp.	1,313	262,403
Ingersoll Rand, Inc.	20,312	878,697
Insulet Corp. (L)	1,080	247,752
International Business Machines Corp.	2,904	345,024
Intuit, Inc.	4,694	1,818,080
Intuitive Surgical, Inc. (L)	4,717	884,154
Invesco Ltd.	9,559	130,958
ITT, Inc.	3,389	221,437
Jack Henry & Associates, Inc.	1,257	229,113
JBG SMITH Properties, REIT	9,824	182,530
Johnson & Johnson	4,443	725,808
Keurig Dr. Pepper, Inc.	6,986	250,239
Keysight Technologies, Inc. (L)	1,937	304,806
Kimco Realty Corp., REIT	23,510	432,819
Kinder Morgan, Inc.	27,685	460,678
Kinsale Capital Group, Inc.	1,100	280,962
Knight-Swift Transportation Holdings, Inc.	5,178	253,360
Kraft Heinz Co.	13,128	437,819
Laboratory Corp. of America Holdings	1,631	334,045
Lam Research Corp.	657	240,462
Lamar Advertising Co., Class A, REIT	2,724	224,703
Lamb Weston Holdings, Inc.	3,747	289,943

Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Landstar System, Inc.	2,123	$ 306,497
Leidos Holdings, Inc.	2,943	257,424
Lennox International, Inc.	1,239	275,888
Liberty Broadband Corp., Class C (L)	3,644	268,927
Liberty Media Corp. - Liberty SiriusXM, Class C (L)	9,432	355,681
Lincoln Electric Holdings, Inc.	3,215	404,190
LKQ Corp.	8,151	384,320
Loews Corp.	16,162	805,514
Lowe’s Cos., Inc.	2,358	442,856
LPL Financial Holdings, Inc.	1,877	410,087
Lyft, Inc., Class A (L)	8,246	108,600
M&T Bank Corp.	5,936	1,046,636
Manhattan Associates, Inc. (L)	2,123	282,423
Marathon Petroleum Corp.	2,262	224,684
Marriott International, Inc., Class A	12,155	1,703,402
Marsh & McLennan Cos., Inc.	842	125,702
Martin Marietta Materials, Inc.	1,782	573,964
Marvell Technology, Inc.	5,388	231,199
Mastercard, Inc., Class A	9,176	2,609,104
McDonald’s Corp.	8,206	1,893,452
McKesson Corp.	1,267	430,615
Merck & Co., Inc.	4,081	351,456
Meta Platforms, Inc., Class A (L)	16,754	2,273,183
Mettler-Toledo International, Inc. (L)	226	245,011
Microsoft Corp.	33,791	7,869,924
Mid-America Apartment Communities, Inc., REIT	4,202	651,604
Middleby Corp. (L)	1,847	236,730
Moelis & Co., Class A	6,973	235,757
Mohawk Industries, Inc. (L)	3,046	277,765
Molina Healthcare, Inc. (L)	1,037	342,044
MongoDB, Inc. (L)	773	153,487
Morgan Stanley	7,070	558,601
MSA Safety, Inc.	3,172	346,636
Murphy USA, Inc.	1,054	289,755
Natera, Inc. (L)	3,467	151,924
National Retail Properties, Inc., REIT	7,186	286,434
National Vision Holdings, Inc. (L)	1,908	62,296
nCino, Inc. (E) (L)	6,046	206,229
Newell Brands, Inc.	18,511	257,118
Nexstar Media Group, Inc., Class A	969	161,678
NextEra Energy, Inc.	26,346	2,065,790
NIKE, Inc., Class B	14,703	1,222,113
Nordson Corp.	1,416	300,574
Norfolk Southern Corp.	5,573	1,168,379
Northern Trust Corp.	3,920	335,395
Northrop Grumman Corp.	698	328,283
NVIDIA Corp.	3,771	457,762
Old Dominion Freight Line, Inc.	681	169,412
Organon & Co.	3,943	92,266
Outfront Media, Inc., REIT	15,528	235,870
Packaging Corp. of America	3,500	393,015
Palo Alto Networks, Inc. (L)	3,390	555,248
Performance Food Group Co. (L)	7,662	329,083
PG&E Corp. (L)	22,693	283,662
Philip Morris International, Inc.	4,220	350,302
Phillips 66	5,227	421,923
Planet Fitness, Inc., Class A (L)	4,331	249,725
PNC Financial Services Group, Inc.	4,116	615,013
Pool Corp.	1,260	400,945
Post Holdings, Inc. (L)	5,634	461,481
Power Integrations, Inc.	5,171	332,599
Procter & Gamble Co.	3,874	489,092
Progressive Corp.	26,235	3,048,769
Prologis, Inc., REIT	10,584	1,075,334
Public Storage, REIT	780	228,392

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Q2 Holdings, Inc. (L)	5,475	$ 176,295
QUALCOMM, Inc.	4,251	480,278
Quanta Services, Inc.	5,720	728,671
QuidelOrtho Corp. (L)	2,873	205,362
Ralph Lauren Corp.	3,036	257,847
Rayonier, Inc., REIT	10,701	320,709
Raytheon Technologies Corp.	7,039	576,213
RBC Bearings, Inc. (L)	1,548	321,690
Regeneron Pharmaceuticals, Inc. (L)	3,853	2,654,216
Reynolds Consumer Products, Inc. (E)	9,504	247,199
RLI Corp.	2,883	295,162
Ross Stores, Inc.	15,821	1,333,236
Royal Caribbean Cruises Ltd. (L)	4,104	155,542
Royalty Pharma PLC, Class A	8,535	342,936
Ryman Hospitality Properties, Inc., REIT	2,193	161,383
S&P Global, Inc.	3,596	1,098,039
Seagate Technology Holdings PLC	8,649	460,386
ServiceNow, Inc. (L)	947	357,597
ServisFirst Bancshares, Inc.	2,990	239,200
Signature Bank	2,096	316,496
Simpson Manufacturing Co., Inc.	2,904	227,674
Snap-on, Inc.	825	166,114
SS&C Technologies Holdings, Inc.	5,422	258,900
StepStone Group, Inc., Class A	11,610	284,561
Stericycle, Inc. (L)	5,901	248,491
STERIS PLC	1,896	315,267
Sun Communities, Inc., REIT	3,733	505,187
SVB Financial Group (L)	1,504	505,013
Syneos Health, Inc. (L)	5,244	247,255
Synopsys, Inc. (L)	1,351	412,744
Sysco Corp.	3,544	250,596
T-Mobile US, Inc. (L)	11,454	1,536,783
T. Rowe Price Group, Inc.	2,902	304,739
Take-Two Interactive Software, Inc. (L)	1,690	184,210
Target Corp.	6,181	917,199
TD SYNNEX Corp.	3,689	299,510
Teradyne, Inc.	2,076	156,011
Tesla, Inc. (L)	9,869	2,617,752
Texas Instruments, Inc.	3,457	535,074
Texas Roadhouse, Inc.	3,172	276,789
Thermo Fisher Scientific, Inc.	753	381,914
Thor Industries, Inc.	3,005	210,290
Timken Co.	3,059	180,603
Toro Co.	7,633	660,102
Tractor Supply Co.	1,540	286,255
Trade Desk, Inc., Class A (L)	3,525	210,619
TransUnion	4,673	277,997
Travelers Cos., Inc.	5,451	835,093
Truist Financial Corp.	29,390	1,279,641
Tyler Technologies, Inc. (L)	952	330,820
Uber Technologies, Inc. (L)	40,932	1,084,698
UnitedHealth Group, Inc.	7,360	3,717,094
US Bancorp	10,543	425,094
Vail Resorts, Inc.	1,690	364,432
Verizon Communications, Inc.	17,014	646,022
Vertex Pharmaceuticals, Inc. (L)	1,224	354,397
Vulcan Materials Co.	898	141,624
Waste Connections, Inc.	2,715	366,878
Wells Fargo & Co.	47,596	1,914,311
Welltower, Inc., REIT	2,067	132,949
Wendy’s Co.	15,430	288,387
West Pharmaceutical Services, Inc.	1,147	282,254
Western Alliance Bancorp	5,240	344,478
WestRock Co.	7,360	227,350
WEX, Inc. (L)	2,518	319,635
Weyerhaeuser Co., REIT	18,944	541,041
Williams Cos., Inc.	14,786	423,323

Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
WillScot Mobile Mini Holdings Corp. (L)	11,280	$ 454,922
Wintrust Financial Corp.	3,144	256,393
Wolfspeed, Inc. (E) (L)	2,657	274,628
Woodward, Inc.	2,608	209,318
Xcel Energy, Inc.	9,123	583,872
Zebra Technologies Corp., Class A (L)	664	173,975
Zimmer Biomet Holdings, Inc.	10,967	1,146,600
Zoom Video Communications, Inc., Class A (L)	4,088	300,836
Zscaler, Inc. (L)	1,147	188,532

		172,363,098

Uruguay - 0.0% (F)
Globant SA (L)	1,430	267,524

Total Common Stocks (Cost $276,740,473)		234,752,896

PREFERRED STOCK - 0.1%
Germany - 0.1%
Volkswagen AG,
6.01% (J)	8,237	1,006,495

Total Preferred Stock (Cost $1,550,170)		1,006,495

INVESTMENT COMPANIES - 0.1%
United States - 0.1%
JPMorgan High Yield Fund	111,763	673,930
JPMorgan Value Advantage Fund	1	33

Total Investment Companies (Cost $803,332)		673,963

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bills
1.48% (J), 02/23/2023 (E) (K)	$ 237,000	233,682
1.69% (J), 02/23/2023	50,000	49,300
1.73% (J), 02/23/2023	60,000	59,160
2.36% (J), 02/23/2023	110,000	108,460
2.52% (J), 10/11/2022 (E)	5,500,000	5,496,996
2.70% (J), 10/18/2022 (E)	3,100,000	3,096,827
2.74% (J), 02/23/2023	177,000	174,522
2.75% (J), 02/23/2023	70,000	69,020
3.31% (J), 07/13/2023 (K)	742,000	720,710
3.86% (J), 07/13/2023	70,000	67,992
3.89% (J), 07/13/2023	70,000	67,991

Total Short-Term U.S. Government Obligations (Cost $10,149,817)		10,144,660

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (J)	18,207,755	18,207,755

Total Other Investment Company (Cost $18,207,755)		18,207,755

Principal	Value
REPURCHASE AGREEMENT - 7.1%

Fixed Income Clearing Corp., 1.10% (J), dated 09/30/2022, to be repurchased at $77,580,959 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $79,125,457.

$ 77,573,848	$ 77,573,848

Total Repurchase Agreement (Cost $77,573,848)	77,573,848

Total Investments (Cost $1,260,030,042)	1,114,918,165
Net Other Assets (Liabilities) - (2.6)%	(28,129,937)

Net Assets - 100.0%	$ 1,086,788,228

Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	132	12/20/2022	$15,230,979	$14,792,250	$—	$(438,729)
10-Year U.S. Treasury Ultra Notes	385	12/20/2022	46,629,330	45,616,485	—	(1,012,845)
30-Year U.S. Treasury Bonds	173	12/20/2022	23,509,672	21,868,281	—	(1,641,391)
MSCI EAFE Index	274	12/16/2022	25,282,597	22,750,220	—	(2,532,377)
S&P 500® E-Mini Index	41	12/16/2022	8,377,227	7,383,075	—	(994,152)
U.S. Treasury Ultra Bonds	387	12/20/2022	57,319,771	53,019,000	—	(4,300,771)

Total					$—	$(10,920,265)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(452)	12/30/2022	$(93,044,606)	$(92,836,563)	$208,043	$—
5-Year U.S. Treasury Notes	(535)	12/30/2022	(59,459,911)	(57,516,680)	1,943,231	—
E-Mini Russell 2000® Index	(175)	12/16/2022	(16,535,280)	(14,610,750)	1,924,530	—
EUR Currency	(90)	12/19/2022	(11,299,528)	(11,094,187)	205,341	—
EURO STOXX 50® Index	(661)	12/16/2022	(23,275,380)	(21,475,005)	1,800,375	—
German Euro Bund	(344)	12/08/2022	(48,903,781)	(46,690,136)	2,213,645	—
S&P Midcap 400® E-Mini Index	(79)	12/16/2022	(19,792,747)	(17,444,780)	2,347,967	—
TOPIX Index	(43)	12/08/2022	(5,831,844)	(5,454,847)	376,997	—

Total					$11,020,129	$—

Total Futures Contracts					$11,020,129	$(10,920,265)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	31.8%	$354,912,874
U.S. Government Agency Obligations	16.0	178,282,605
Banks	6.4	71,114,167
Capital Markets	2.7	29,699,832
Oil, Gas & Consumable Fuels	2.5	28,313,947
Electric Utilities	2.5	28,105,528
Software	1.7	19,275,341
Semiconductors & Semiconductor Equipment	1.5	17,099,552
Pharmaceuticals	1.5	16,502,171
Health Care Providers & Services	1.4	15,475,111
Insurance	1.3	14,896,102
Biotechnology	1.1	11,692,428
Equity Real Estate Investment Trusts	1.0	11,163,177
Machinery	0.9	9,545,979
Beverages	0.8	9,380,221
Hotels, Restaurants & Leisure	0.8	9,233,404
Road & Rail	0.8	8,714,819
Aerospace & Defense	0.8	8,344,612
Asset-Backed Securities	0.7	8,003,986
Internet & Direct Marketing Retail	0.7	7,717,469
IT Services	0.7	7,639,660
Health Care Equipment & Supplies	0.7	7,556,363
Diversified Telecommunication Services	0.7	7,439,832
Specialty Retail	0.6	6,670,957
Technology Hardware, Storage & Peripherals	0.6	6,364,628
Consumer Finance	0.6	6,238,159
Media	0.5	6,108,344
Textiles, Apparel & Luxury Goods	0.5	6,064,563
Diversified Financial Services	0.5	5,790,915
Wireless Telecommunication Services	0.5	5,554,325
Interactive Media & Services	0.5	5,397,536

Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Metals & Mining	0.4%		$4,983,860
Automobiles	0.4		4,965,267
Tobacco	0.4		4,473,565
Chemicals	0.4		4,302,474
Multi-Utilities	0.4		4,209,271
Building Products	0.4		4,108,714
Foreign Government Obligations	0.3		3,432,053
Food Products	0.3		3,350,478
Electrical Equipment	0.3		3,326,249
Construction & Engineering	0.3		3,193,305
Commercial Services & Supplies	0.2		2,671,412
Entertainment	0.2		2,300,955
Gas Utilities	0.2		2,243,175
Electronic Equipment, Instruments & Components	0.2		2,138,545
Mortgage-Backed Securities	0.2		2,093,608
Independent Power & Renewable Electricity Producers	0.2		2,038,731
Airlines	0.2		1,982,170
Food & Staples Retailing	0.2		1,924,732
Life Sciences Tools & Services	0.2		1,818,126
Household Durables	0.2		1,774,930
Professional Services	0.1		1,586,059
Multiline Retail	0.1		1,536,778
Industrial Conglomerates	0.1		1,524,950
Diversified Consumer Services	0.1		1,434,539
Trading Companies & Distributors	0.1		1,430,311
Auto Components	0.1		1,423,179
Personal Products	0.1		1,338,098
Containers & Packaging	0.1		1,177,693
Air Freight & Logistics	0.1		1,117,638
Energy Equipment & Services	0.1		1,112,371
Household Products	0.1		934,419
Distributors	0.1		785,265
Construction Materials	0.1		715,588
U.S. Fixed Income Funds	0.1		673,930
Communications Equipment	0.1		596,075
Real Estate Management & Development	0.1		540,969
Leisure Products	0.0	(F)	492,516
Internet & Catalog Retail	0.0	(F)	448,910
Health Care Technology	0.0	(F)	315,915
Transportation Infrastructure	0.0	(F)	124,940
Water Utilities	0.0	(F)	51,499
U.S. Equity Funds	0.0	(F)	33

Investments	90.5		1,008,991,902
Short-Term Investments	9.5		105,926,263

Total Investments	100.0%		$1,114,918,165

Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$7,003,986	$1,000,000	$8,003,986
Corporate Debt Securities	—	225,833,422	—	225,833,422
Foreign Government Obligations	—	3,432,053	—	3,432,053
Mortgage-Backed Securities	—	2,093,608	—	2,093,608
U.S. Government Agency Obligations	—	178,282,605	—	178,282,605
U.S. Government Obligations	—	354,912,874	—	354,912,874
Common Stocks	182,190,242	52,562,654	—	234,752,896
Preferred Stock	—	1,006,495	—	1,006,495
Investment Companies	673,963	—	—	673,963
Short-Term U.S. Government Obligations	—	10,144,660	—	10,144,660
Other Investment Company	18,207,755	—	—	18,207,755
Repurchase Agreement	—	77,573,848	—	77,573,848

Total Investments	$201,071,960	$912,846,205	$1,000,000	$1,114,918,165

Other Financial Instruments
Futures Contracts (O)	$11,020,129	$—	$—	$11,020,129

Total Other Financial Instruments	$11,020,129	$—	$—	$11,020,129

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(10,920,265)	$—	$—	$(10,920,265)

Total Other Financial Instruments	$(10,920,265)	$—	$—	$(10,920,265)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $65,774,459, representing 6.1% of the Portfolio’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2022, the total value of securities is $1,339,449, representing 0.1% of the Portfolio’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $41,787,448, collateralized by cash collateral of $18,207,755 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $24,481,538. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rounds to less than $1 or $(1).
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Rates disclosed reflect the yields at September 30, 2022.
(K)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $26,095,911.
(L)	Non-income producing securities.
(M)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.
(O)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Price Index

Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 21

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 22